Other Financial Liabilities - Summary of Detail of Finance Lease Obligations (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	$ 2,166,275	$ 1,799,788
Non current finance lease liabilities	$ 12,310,175	$ 12,809,126
Chile
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%	6.00%
Chile | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.90%	6.90%
Enel Generacion Chile S.A. [Member] | Chile | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.50%	6.50%
Current finance lease liabilities	$ 2,166,275	$ 1,799,788
Non current finance lease liabilities	12,310,175	12,809,126
Enel Generacion Chile S.A. [Member] | Less than 90 days [Member] | Chile | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	528,847	439,377
Enel Generacion Chile S.A. [Member] | More than 90 Days [Member] | Chile | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	1,637,428	1,360,411
Enel Generacion Chile S.A. [Member] | One to Two Years [Member] | Chile | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	2,307,082	2,459,000
Enel Generacion Chile S.A. [Member] | Two to Three Years [Member] | Chile | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	2,457,043	1,916,774
Enel Generacion Chile S.A. [Member] | Three to Four Years [Member] | Chile | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	2,616,750	2,041,364
Enel Generacion Chile S.A. [Member] | Four to Five Years [Member] | Chile | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	$ 4,929,300	2,174,053
Enel Generacion Chile S.A. [Member] | Over Five Years [Member] | Chile | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities		$ 4,217,935